Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2015	2014
A	52%	36%
B	29%	50%
C	19%	14%
	100%	100%